Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2018
Intangible Assets
Schedule of changes in intangible assets

		Intangible assets arising	Software or
		from business	computer
	Goodwill (1)	combinations (2)	programs	Total
	MCh$	MCh$	MCh$	MCh$
Gross Balance
Balance as of January 1, 2016	16,714	56,249	100,000	172,963
Acquisitions	—	—	11,248	11,248
Disposals	—	—	(1,757)	(1,757)
Balance as of December 31, 2016	16,714	56,249	109,491	182,454
Acquisitions	—	—	18,779	18,779
Disposals	—	—	(5,790)	(5,790)
Balance as of December 31, 2017	16,714	56,249	122,480	195,443
Acquisitions	—	—	23,512	23,512
Disposals	—	—	(1,024)	(1,024)
Balance as of December 31, 2018	16,714	56,249	144,968	217,931

Accumulated Amortization
Balance as of January 1, 2016	—	(34,982)	(73,281)	(108,263)
Amortization for the year	—	(2,286)	(8,595)	(10,881)
Disposals	—	―	1,726	1,726
Balance as of December 31, 2016	—	(37,268)	(80,150)	(117,418)
Amortization for the year	—	(2,285)	(9,075)	(11,360)
Disposals	—	―	5,790	5,790
Balance as of December 31, 2017	—	(39,553)	(83,435)	(122,988)
Amortization for the year	—	—	(10,496)	(10,496)
Disposals	—	—	1,024	1,024
Balance as of December 31, 2018	—	(39,553)	(92,907)	(132,460)

Net balance as of December 31, 2016	16,714	18,981	29,341	65,036
Net balance as of December 31, 2017	16,714	16,696	39,045	72,455
Net balance as of December 31, 2018	16,714	16,696	52,061	85,471
(1)

Goodwill corresponds mainly to business combination with Citibank Chile whose amount is of MCh$12,576 that represents the value of synergies to be generated in the combination process and the acquisition of know-how.

(2)	Intangible assets arising from business combinations include assets with indefinite useful lives acquired in the business combination with Citibank Chile.

Summary of commitments for technological developments

	Amount of Commitment
	2017	2018
	MCh$	MCh$
Software and licenses	5,129	11,806

Summary of goodwill allocated to individual business segments

	2017	2018
Business Segments	MCh$	MCh$
Retail	5,928	5,928
Wholesale	2,135	2,135
Treasury and money market operations	4,513	4,513
Subsidiaries	4,138	4,138
Total	16,714	16,714